NTC
Nuveen Connecticut Quality Municipal Income Fund
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 155.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 155.9% (100.0% of Total Investments)
	Education and Civic Organizations – 16.9% (10.9% of Total Investments)
$4,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Refunding Series 2016L-1, 4.000%, 7/01/46	7/26 at 100.00	A2	$4,658,042
1,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,211,284
5,565	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	6,550,116
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,200,814
7,030	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	8,058,348
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M:
500	5.000%, 7/01/34	7/26 at 100.00	A-	596,140
1,500	5.000%, 7/01/36	7/26 at 100.00	A-	1,781,250
6,145	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42	7/27 at 100.00	A	7,383,709
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee School Issue, Series 2011-I:
560	5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	A1	596,826
225	5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	A1	239,373
2,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven, Series 2018K-1, 5.000%, 7/01/38	7/28 at 100.00	BBB	2,686,882
515	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa3	518,770
30,815	Total Education and Civic Organizations			35,481,554
	Health Care – 31.4% (20.1% of Total Investments)
5,500	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F, 5.000%, 7/01/45	7/25 at 100.00	A	6,301,295
1,440	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	1,450,339
7,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	7,398,098
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2014E, 5.000%, 7/01/42	7/24 at 100.00	A	565,130
1,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36	7/25 at 100.00	A3	2,209,718

NTC	Nuveen Connecticut Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$3,370	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	A-	$3,735,241
1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 100.00	BBB+	1,310,573
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J:
1,000	5.000%, 7/01/37	7/22 at 100.00	BBB+	1,075,490
7,155	5.000%, 7/01/42	7/22 at 100.00	BBB+	7,674,811
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2016K, 4.000%, 7/01/46	7/26 at 100.00	BBB+	4,277,520
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT:
2,650	5.000%, 12/01/41	6/26 at 100.00	AA-	3,143,562
770	5.000%, 12/01/45	6/26 at 100.00	AA-	909,139
5,915	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	6,257,715
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	4,222,800
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
2,610	5.000%, 7/01/32	7/24 at 100.00	AA-	3,053,439
2,740	5.000%, 7/01/33	7/24 at 100.00	AA-	3,178,866
900	5.000%, 7/01/34	7/24 at 100.00	AA-	1,040,418
7,475	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40	2/21 at 100.00	Aa1	7,926,340
60,240	Total Health Care			65,730,494
	Long-Term Care – 1.5% (1.0% of Total Investments)
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc, Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	BBB	1,190,497
630	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	691,431
1,260	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	A1	1,294,562
2,990	Total Long-Term Care			3,176,490
	Tax Obligation/General – 43.0% (27.6% of Total Investments)
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
2,345	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	2,666,922
1,600	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,813,040
2,800	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 – AGM Insured	8/26 at 100.00	AA	3,262,728

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Bridgeport, Connecticut, General Obligation Bonds, Series 2017A:
$1,470	5.000%, 11/01/36	11/27 at 100.00	A	$1,758,105
750	5.000%, 11/01/37	11/27 at 100.00	A	894,375
	City of New Haven, Connecticut, General Obligation Bonds, Series 2017A:
1,000	5.000%, 8/01/35	8/27 at 100.00	BBB+	1,165,990
1,425	5.000%, 8/01/36	8/27 at 100.00	BBB+	1,657,446
5,580	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2013N, 5.000%, 11/01/31	11/23 at 100.00	A1	6,279,732
3,075	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2016P-1, 5.000%, 11/01/29	11/26 at 100.00	A1	3,773,117
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	A1	1,072,570
2,600	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	A1	2,976,168
3,500	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	A1	4,053,210
4,580	Connecticut State, General Obligation Bonds, Series 2015A, 4.500%, 3/15/33	3/25 at 100.00	A1	5,188,682
2,630	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	A1	3,111,185
	Connecticut State, General Obligation Bonds, Series 2017A:
4,000	5.000%, 4/15/34	4/27 at 100.00	A1	4,864,000
3,730	5.000%, 4/15/35	4/27 at 100.00	A1	4,523,371
	Connecticut State, General Obligation Bonds, Series 2018A:
3,500	5.000%, 4/15/35 (UB) (4)	4/28 at 100.00	A1	4,324,845
5,000	5.000%, 4/15/38 (UB) (4)	4/28 at 100.00	A1	6,126,500
2,300	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/36	4/29 at 100.00	A1	2,888,179
225	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/32 – BAM Insured	8/24 at 100.00	AA	260,489
	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Refunding Series 2019C:
1,000	4.000%, 7/15/38	7/29 at 100.00	AA	1,153,820
800	4.000%, 7/15/39	7/29 at 100.00	AA	920,568
1,000	4.000%, 7/15/40	7/29 at 100.00	AA	1,146,680
870	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	9/19 at 100.00	AA	872,314
	Milford, Connecticut, General Obligation Bonds, Series 2018:
1,055	4.000%, 11/01/36	11/24 at 100.00	AAA	1,147,851
1,055	4.000%, 11/01/37	11/24 at 100.00	AAA	1,143,420
	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 8/15/32 – AGM Insured	8/26 at 100.00	AA	1,187,600
1,550	5.000%, 8/15/35 – AGM Insured	8/26 at 100.00	AA	1,831,433
985	New Haven, Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 8/01/33 – AGM Insured	8/24 at 100.00	AA	1,115,355

NTC	Nuveen Connecticut Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
$790	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	$916,582
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,878,536
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	579,960
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,066,077
1,670	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G, 5.000%, 8/01/36	8/21 at 100.00	AA+	1,784,412
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/32	12/22 at 100.00	AA-	667,668
1,500	Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%, 1/01/39 – BAM Insured	1/27 at 100.00	AA	1,678,800
1,400	Suffield, Connecticut, General Obligation Bonds, Refunding Series 2005, 5.000%, 6/15/21	No Opt. Call	AA+	1,501,920
2,285	The Metropolitan District Hartford County, Connecticut General Obligation Bonds, Series 2018, 5.000%, 7/15/36	7/28 at 100.00	AA	2,853,119
1,000	Town of Hamden, Connecticut, General Obligation Bonds, Refunding Series 2018A, 5.000%, 8/15/30 – BAM Insured	8/28 at 100.00	AA	1,239,390
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
445	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	532,914
390	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	466,549
610	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	728,230
445	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	530,671
445	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	529,746
77,025	Total Tax Obligation/General			90,134,269
	Tax Obligation/Limited – 22.0% (14.1% of Total Investments)
1,000	Connecticut Higher Education Supplemental Loan Authority, State Supported Revenue Bonds, CHESLA Loan Program, Series 2019B, 3.250%, 11/15/35 (AMT)	11/27 at 100.00	A1	1,039,470
3,855	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	A+	4,387,877
1,380	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	A+	1,636,252
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A:
5,300	5.000%, 9/01/33	9/26 at 100.00	A+	6,430,013
1,075	5.000%, 9/01/34	9/26 at 100.00	A+	1,300,686
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2014A:
3,500	5.000%, 9/01/33	9/24 at 100.00	A+	4,056,465
1,000	5.000%, 9/01/34	9/24 at 100.00	A+	1,156,680
1,500	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/39	11/25 at 100.00	BB	1,680,570
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
840	5.250%, 1/01/36	1/22 at 100.00	BB	891,164
3,200	5.125%, 1/01/42	1/22 at 100.00	BB	3,367,584

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,315	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	$2,634,493
1,500	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	9/19 at 100.00	AA	1,525,995
3,157	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 5.000%, 7/01/58	7/28 at 100.00	N/R	3,299,570
2,600	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	A+	2,640,378
2,500	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/32	8/23 at 100.00	A+	2,797,225
760	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	A+	867,244
	University of Connecticut, General Obligation Bonds, Series 2015A:
2,250	5.000%, 3/15/31	3/26 at 100.00	A+	2,708,955
1,415	5.000%, 2/15/34	2/25 at 100.00	A+	1,647,513
1,790	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,961,750
40,937	Total Tax Obligation/Limited			46,029,884
	Transportation – 0.8% (0.5% of Total Investments)
1,500	Connecticut Airport Authority, Connecticut, Customer Facility Charge Revenue Bonds, Ground Transportation Center Project, Series 2019A, 4.000%, 7/01/49 (AMT)	7/29 at 100.00	A-	1,661,205
	U.S. Guaranteed – 15.0% (9.6% of Total Investments) (5)
1,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East Series 2010, 4.750%, 11/15/29 (Pre-refunded 11/15/20)	11/20 at 100.00	AA-	1,053,592
2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O, 5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	2,581,700
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	2,136,380
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
1,105	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	1,183,466
400	5.000%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	428,404
500	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	535,505
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
250	5.125%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A	268,552
3,260	5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A	3,531,330
1,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa3	1,284,566
2,050	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	2,127,162
3,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R	3,115,950
2,220	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G, 5.000%, 8/01/36 (Pre-refunded 8/02/21)	8/21 at 100.00	N/R	2,382,837

NTC	Nuveen Connecticut Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	$1,113,434
3,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series 2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	AA-	4,161,101
3,250	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/33 (Pre-refunded 8/01/22)	8/22 at 100.00	AA-	3,614,747
1,725	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011AA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R	1,881,751
29,390	Total U.S. Guaranteed			31,400,477
	Utilities – 3.6% (2.3% of Total Investments)
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender Option Bond Trust 2016-XG0059:
1,295	13.268%, 1/01/32, 144A (IF) (4)	1/23 at 100.00	Aa3	1,892,940
410	13.159%, 1/01/38, 144A (IF) (4)	1/23 at 100.00	Aa3	592,913
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	708,370
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	540,145
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	3,063,447
500	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (AMT)	9/19 at 100.00	A-	507,325
250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 – AGM Insured	10/22 at 100.00	AA	276,315
6,440	Total Utilities			7,581,455
	Water and Sewer – 21.7% (13.9% of Total Investments)
	Connecticut, State Revolving Fund General Revenue Bonds, Green Bonds, Series 2017A:
1,500	5.000%, 5/01/36	5/27 at 100.00	AAA	1,864,200
1,500	5.000%, 5/01/37	5/27 at 100.00	AAA	1,859,085
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	AA	584,260
1,000	5.000%, 8/15/31	8/24 at 100.00	AA	1,166,430
500	5.000%, 8/15/32	8/24 at 100.00	AA	582,745
55	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	9/19 at 100.00	AA	55,163
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017:
1,335	5.000%, 7/01/36	7/27 at 100.00	A-	1,566,422
890	5.000%, 7/01/40	7/27 at 100.00	A-	1,034,465
3,045	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	3,374,104

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$235	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	$267,348
10,015	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Refunding Green Bond Series 2014A, 5.000%, 11/01/42	11/24 at 100.00	Aa2	11,591,461
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A:
4,100	5.000%, 4/01/36	4/22 at 100.00	Aa2	4,462,932
2,500	5.000%, 4/01/39	4/22 at 100.00	Aa2	2,718,500
795	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	AA-	912,541
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding Thirty-Second Series 2016B:
2,715	4.000%, 8/01/36	8/26 at 100.00	AA-	3,070,149
2,220	5.000%, 8/01/37	8/26 at 100.00	AA-	2,687,621
3,525	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/49	8/29 at 100.00	AA-	4,418,693
1,270	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Thirty-third Series 2018A, 5.000%, 8/01/42	8/28 at 100.00	AA-	1,578,851
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	572,805
	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2019:
195	4.000%, 4/01/36	4/29 at 100.00	AA+	228,213
200	4.000%, 4/01/37	4/29 at 100.00	AA+	233,282
250	4.000%, 4/01/38	4/29 at 100.00	AA+	290,475
200	4.000%, 4/01/39	4/29 at 100.00	AA+	231,766
39,045	Total Water and Sewer			45,351,511
$288,382	Total Long-Term Investments (cost $305,103,200)			326,547,339
	Floating Rate Obligations – (3.0)%			(6,375,000)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (53.4)% (6)			(111,842,189)
	Other Assets Less Liabilities – 0.5%			1,119,727
	Net Asset Applicable to Common Shares – 100%			$209,449,877

NTC	Nuveen Connecticut Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$326,547,339	$ —	$326,547,339

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 34.2%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.